Issued capital and reserves & Shareholders of Global Blue - Narrative (Details) $ / shares in Units, € in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022 shares	Sep. 30, 2021 shares	Sep. 30, 2022 EUR (€) Rate shares	Sep. 30, 2022 USD ($) $ / shares Rate shares	Sep. 30, 2021 EUR (€) shares
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)			29,764,256	29,764,256	0
Net proceeds from issuance of share capital			€ 215,200	$ 225.0	€ 0
Transaction costs and stamp duties | €			€ 4,700
Other equity
Disclosure of classes of share capital [line items]
Number of vested RSA shares (in shares)	413,806		413,806	413,806
Allocation of shares to shareholders (in shares)	1,189,977		1,189,977	1,189,977
Acquisition of treasury shares (in shares)		5,000,000			5,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)			8,587,786	8,587,786	0
Number of shares transferred (in shares)	104,135
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Number of vested RSA shares (in shares)	413,806		413,806	413,806
Allocation of shares to shareholders (in shares)	1,189,977		1,189,977	1,189,977
Acquisition of treasury shares (in shares)	438	5,000,000			5,000,000
Ordinary shares | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)		5,000,000	8,587,786	8,587,786	5,000,000
Ordinary shares | Global Blue Group Holding AG | Share capital
Disclosure of classes of share capital [line items]
Stock issued during period, new issues (in shares)			104,135	104,135
Preference shares B
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)			21,176,470	21,176,470
Dividend paid in kind, percentage of preference shares			5.00%	5.00%
Exercise of call option, period			5 years	5 years
Shares exchange ratio, preference shares to ordinary shares, call option (in ordinary shares per preference share) | Rate			100.00%	100.00%
Shares exchange ratio, preference shares to ordinary shares, put option (in ordinary shares for preference shares) | Rate			100.00%	100.00%
Preferred shares, conversion into common shares, period			6 months	6 months
Preferred shares, forced conversion, period			1 year	1 year
Preference shares B | Maximum
Disclosure of classes of share capital [line items]
Preference shares, liquidation proceeds (in USD per share) | $ / shares				$ 8.50
Preference shares B | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)			21,176,470	21,176,470